Note 3 - Liquidity and Business Plan (Details Textual) - USD ($)		2 Months Ended	3 Months Ended			12 Months Ended
	Jun. 30, 2019	Jan. 31, 2019	Mar. 31, 2020	Oct. 31, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Proceeds from Issuance of Private Placement						$ 3,160,000	$ 2,328,000
Proceeds from Convertible Debt					$ 810,000	$ 810,000	$ 1,329,000
Conversion from Debt Notes to Common Stock [Member]
Debt Conversion, Accrued Interest, Amount	$ 105,000
Debt Conversion, Converted Instrument, Shares Issued (in shares)	651,758
Debt Instrument, Convertible, Conversion Price (in dollars per share)	$ 3.50
Unsecured Convertible Promissory Notes [Member]
Proceeds from Convertible Debt		$ 2,200,000
Warrants in Connection with the Private Placement [Member]
Class of Warrant or Right, Expiration Term (Year)				5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)				$ 4
Warrants In Connection with 2018 Convertible Notes Payable [Member]
Class of Warrant or Right, Expiration Term (Year)		5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 4.50
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)		1,243,498
Warrants in Connection with Securities Purchase Agreement [Member]
Class of Warrant or Right, Expiration Term (Year)	5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 4.50			$ 4			$ 5
Private Placement [Member]
Stock Issued During Period, Shares, New Issues (in shares)				909,209			468,200
Proceeds from Issuance of Private Placement				$ 3,200,000			$ 2,300,000